Goodwill, Digital Asset, and Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Feb. 16, 2022
Goodwill, Digital Asset, and Intangible Assets
Impairment loss on digital assets	$ 25
Metapresence Limited
Goodwill, Digital Asset, and Intangible Assets
Plot of virtual land		$ 23
Digital asset as cryptocurrency		$ 7